Consolidated balance sheets - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash & cash equivalents	€ 190,201,000	€ 227,298,000
Restricted cash	103,000	884,000
Accounts receivable, less allowance of €152 and €231 at December 31, 2016 and December 31, 2017, respectively	43,062,000	36,658,000
Accounts receivable, related party	39,063,000	16,505,000
Tax Receivable	2,092,000	0
Prepaid expenses and other current assets	18,758,000	11,529,000
Total current assets	293,279,000	292,874,000
Property and equipment, net	114,471,000	46,862,000
Other long-term assets	6,955,000	955,000
Intangible assets, net	173,294,000	176,052,000
Goodwill	490,455,000	490,503,000
TOTAL ASSETS	1,078,454,000	1,007,246,000
Current liabilities:
Accounts payable	51,307,000	39,965,000
Income taxes payable	3,428,000	3,433,000
Deferred revenue	8,941,000	5,078,000
Accrued expenses and other current liabilities	14,711,000	12,627,000
Total current liabilities	78,387,000	61,103,000
Deferred income taxes	48,305,000	53,156,000
Other long-term liabilities	97,787,000	38,565,000
Commitments and contingencies (Note 16)
Redeemable noncontrolling interests	0	351,000
Stockholders' equity:
Reserves	730,431,000	584,667,000
Contribution from Parent	122,307,000	122,200,000
Accumulated other comprehensive income (loss)	(180,000)	21,000
Retained earnings (accumulated deficit)	(192,318,000)	(179,837,000)
Total stockholders' equity attributable to trivago N.V.	853,975,000	654,258,000
Noncontrolling interest	0	199,813,000
Total stockholders' equity	853,975,000	854,071,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,078,454,000	1,007,246,000
Class A Common Stock
Stockholders' equity:
Common stock	1,855,000	1,802,000
Class B Common Stock
Stockholders' equity:
Common stock	€ 191,880,000	€ 125,405,000